Categories of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 55,136	$ 47,130
Commercial real estate	144,972	144,144
Residential real estate	82,832	73,623
Installment loans	26,562	31,585
Total gross loans	309,502	296,482
Less allowance for loan losses	(2,894)	(2,708)	(2,921)
Total loans	$ 306,608	$ 293,774